Corporate and group information (Details Narrative) - USD ($)				12 Months Ended
	Mar. 31, 2026	Aug. 07, 2025	Jul. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Shares issued		187,500	1,250,000	17,200,387
Shares issued, par value		$ 0.5	$ 0.5	$ 0.50
Shares issued, offering price		$ 4.00	$ 4.00
Gross proceeds		$ 750,000	$ 5,000,000
Net proceeds				$ 4,890,000
Underwriting discounts and commissions				3,600,000
Offering expenses				1,600,000
Additional offering expenses				2,000,000.0
Underwriting discounts and commissions and total offering				3,600,000
Gross proceeds from issuance of shares				5,750,000
Net amount recognized in additional paid-in capital				2,100,000
Working capital deficit				7,293,503
Net liabilities				6,777,635	(12,999,263)
Cash outflow from operations				3,159,037
(Loss) profit for the year				20,173,616	(1,104,213)	(1,418,643)
Advances from additional loans				$ 1,070,449	$ 482,284	$ 642,467
Banks [Member] | Available for Coming One Year [Member]
IfrsStatementLineItems [Line Items]
Credit facilities	$ 1,200,000
Banks [Member] | Available Beyond One Year [Member]
IfrsStatementLineItems [Line Items]
Credit facilities	3,700,000
Ms. Yu-Ning Chiang [Member]
IfrsStatementLineItems [Line Items]
Advances from additional loans	$ 1,400,000